As filed with the Securities and Exchange Commission on November 17, 1995

Securities Act File No. 33-46973
Investment Company Act File No. 811-6625

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  F O R M  N-1A

     Registration Statement Under the Securities Act of 1933 [X]
                  Pre-Effective Amendment No. __             [ ]
                  Post-Effective Amendment No. 19            [X]
                                       and
Registration Statement Under the Investment Company Act of 1940
                                Amendment No. 22             [X]

                     ---------------------------------------
                         PAYDEN & RYGEL INVESTMENT GROUP
                        (formerly P & R Investment Trust)
               (Exact Name of Registrant as Specified in Charter)

                       333 South Grand Avenue, 32nd Floor
                         Los Angeles, California  90071
                    (Address of Principal Executive Offices)
                                 (213) 625-1900
              (Registrant's Telephone Number, Including Area Code)

                                 JOAN A. PAYDEN
                       333 South Grand Avenue, 32nd Floor
                         Los Angeles, California  90071
                                 (213) 625-1900
                     (Name and Address of Agent for Service)

                             Copy to: Michael Glazer
                        Paul, Hastings, Janofsky & Walker
                555 S. Flower St., Los Angeles, California  90071

                              --------------------

                  Approximate Date of Proposed Public Offering:
                As soon as practicable following effective date.

                              --------------------

               It is proposed that this filing will become effective:
           /X/  immediately upon filing pursuant to paragraph (b)
           / /  on   (DATE)   pursuant to paragraph (b)
           / /  60 days after filing pursuant to paragraph (a)(i)
           / /  on   (DATE)   pursuant to paragraph (b)
           / /  75 days after filing pursuant to paragraph (a)(ii)
           / /  on   (DATE)   pursuant to paragraph (a)(ii), of Rule 485.

           / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered under the Securities Act of 1933 an indefinite number of shares of beneficial interest. Registrant filed a Notice under such Rule for its fiscal year ended October 31, 1994 on December 29, 1994.

                              Page one of ___ pages
                       Exhibit index page is at page ____

                         CALCULATION OF REGISTRATION FEE

                                Proposed
Title of       Amount of        Maximum          Proposed
Securities     Shares           Offering         Maximum          Amount  of
Being          Being            Price Per        Aggregate        Registration
Registered     Registered       Share            Offering Price   Fee
----------     ----------       ---------        --------------   -------------
Shares of      10,000,000       $ 10.00          $100,000,000*     $20,000.00
Beneficial
Interest,
No Par
Value $.10
per share


Pursuant to Rule 457(d) under the Securities Act of 1933, the fee for the shares to be registered by this filing has been computed on the basis of the maximum public offering price in effect on November 16, 1995.









----------------------------
* Calculation of the proposed maximum aggregate offering price has been made pursuant to Rule 24e-2 under the Investment Company Act of 1940. During its fiscal year ended October 31, 1994, Registrant redeemed or repurchased 13,335,801.23 shares, all of which shares were previously used for a reduction pursuant to paragraph (c) of Rule 24f-2 under the Investment Company Act of 1940 with respect to such fiscal year. None of such redeemed shares are being used for a reduction during its current fiscal year pursuant to Rule 24e-2.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, State of California, on the 17th day of November, 1995. The undersigned hereby certifies that this Amendment meets all the requirements for effectiveness pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

                         PAYDEN & RYGEL INVESTMENT GROUP


                                           By    Joan A. Payden*
                                               ------------------------------
                                                 Joan A. Payden
                                                 President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                                     Trustee and          November 17, 1995
                                     Principal
Joan A. Payden*                      Executive Officer
---------------------------------
Joan A. Payden

J. Clayburn La Force*                Trustee              November 17, 1995
---------------------------------
J. Clayburn La Force

Dennis C. Poulsen*                   Trustee              November 17, 1995
---------------------------------
Dennis C. Poulsen

Thomas McKernan, Jr.*                Trustee              November 17, 1995
---------------------------------
Thomas McKernan, Jr.

Stender E. Sweeney*                  Trustee              November 17, 1995
---------------------------------
Stender E. Sweeney

W.D. Hilton, Jr.*                    Trustee              November 17, 1995
---------------------------------
W.D. Hilton, Jr.

Lynda L. Faber*                      Trustee              November 17, 1995
---------------------------------
Lynda L. Faber

John Paul Isaacson*                  Trustee              November 17, 1995
---------------------------------
John Paul Isaacson

Christopher N. Orndorff*             Trustee              November 17, 1995
---------------------------------
Christopher N. Orndorff

Lynn M. Bowker*                      Principal            November 17, 1995
---------------------------------    Financial and
Lynn M. Bowker                       Accounting Officer

* Joan A. Payden
---------------------------------
By: Joan A. Payden
    Attorney-In-Fact